Schedule of Future Minimum Rental Payments for Operating Leases (Details) - Dec. 31, 2018	USD ($)	CAD ($)
Leases, future minimum payments, current	$ 69,091	$ 94,257
Leases, future minimum payments, due in two years	61,849	84,378
Leases, future minimum payments, due in three years	26,817	36,585
Leases, future minimum payments, due in four years	5,248	7,160
Leases, future minimum payments	$ 163,005	$ 222,380